Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock shares authorized			241,883,501
Common stock par or stated value per share		$ 0.000001	$ 0.000001
Common stock shares issued			47,713,169
Common stock, Shares outstanding			47,713,169
Preferred stock, shares authorized		100,000,000
Preferred stock, par or stated value per share		$ 0.0001
Preferred stock, Shares issued		0
Preferred stock, Shares outstanding		0
Dividend Declared [Member]
Dividends	$ 0	$ 0
Common Class A [Member]
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued	240,141,898	238,089,017
Common stock, Shares outstanding	240,141,898	238,089,017
Common stock, voting rights	one vote	one vote
Common Class B [Member]
Common stock shares authorized	10,000,000	10,000,000
Common stock par or stated value per share		$ 0.0001
Common stock shares issued	0	0
Common stock, Shares outstanding	0	0
Common stock, voting rights	one vote	one vote
Common Class X [Member]
Common stock shares authorized	50,000,000	50,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued	34,534,930	34,534,930
Common stock, Shares outstanding	34,534,930	34,534,930
Common stock, voting rights	20	20